CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents (Note 3)	$ 22,785,658	$ 33,517,096
Receivables	97,783	133,729
Prepaid expenses	311,072	856,358
Total current assets	23,194,513	34,507,183
Equipment (Note 5)	109,184	177,566
Mineral property interests (Note 6)	37,714,492	44,419,538
Reclamation deposits	478,925	474,959
Other assets	165,371	111,252
Total assets	61,662,485	79,690,498
Current
Accounts payable and accrued liabilities	1,350,261	1,903,472
Loans payable to Oyu Tolgoi LLC (Note 7)	6,823,726	6,355,408
Deferred revenue (Note 8)	28,924,857	34,507,372
Deferred income tax liabilities (Note 11)	3,567,297	3,407,124
Total liabilities	40,666,141	46,173,376
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 9) 147,330,917 (December 31, 2014 - 146,984,385) issued and outstanding	177,206,360	177,138,693
Additional paid-in capital	20,517,394	20,346,551
Accumulated other comprehensive loss (Note 14)	(7,778,347)	(2,850,122)
Accumulated deficit	(168,949,063)	(161,118,000)
Total stockholders' equity	20,996,344	33,517,122
Total liabilities and stockholders' equity	$ 61,662,485	$ 79,690,498